Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 36,062	$ 5,157	¥ 25,121
Accounts receivable, net of provision for credit losses of RMB4,413 and RMB6,271 as of December 31, 2024 and 2025, respectively	9,807	1,402	11,328
Prepaid expenses and other current assets, net	16,730	2,392	28,652
Amounts due from related parties, current			1,465
Current assets of discontinued operations			87,444
Total current assets	62,599	8,951	154,010
Non-current assets
Long-term investments, net	18,881	2,700	18,881
Property and equipment, net	48,069	6,874	59,444
Operating leases right-of-use assets, net	72,733	10,401	89,832
Rental deposits	239	34	3,151
Non-current assets of discontinued operations			460
Total non-current assets	139,922	20,009	171,768
TOTAL ASSETS	202,521	28,960	325,778
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB7,089 and RMB4,961 as of December 31, 2024 and 2025, respectively)	10,355	1,481	10,844
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB13,839 and RMB8,853 as of December 31, 2024 and 2025, respectively)	18,089	2,586	20,361
Amounts due to related parties, current (including amounts due to related parties, current of the consolidated VIEs without recourse to the Company of RMB71,969 and RMB1,779 as of December 31, 2024 and 2025, respectively)	9,041	1,293	78,851
Deferred workspace membership fee (including advance workspace membership fee of the consolidated VIEs without recourse to the Company of RMB4,715 and RMB2,164 as of December 31, 2024 and 2025, respectively)	2,164	309	4,715
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of RMB108 and RMB45 as of December 31, 2024 and 2025, respectively)	674	96	293
Operating lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB7,984 and RMB1,204 as of December 31, 2024 and 2025, respectively)	1,204	172	7,984
Forward sale contract liability (including forward sale contract liability of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2024 and 2025, respectively)	16,813	2,404
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2024 and 2025, respectively)			24,353
Total current liabilities	58,340	8,341	147,401
Non-current liabilities:
Refundable deposits from members, non-current (including refundable deposits from members, non-current of the consolidated VIEs without recourse to the Company of RMB5,098 and RMB2,467 as of December 31, 2024 and 2025, respectively)	2,467	353	5,098
Operating lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB20,977 and RMB13,389 as of December 31, 2024 and 2025, respectively)	13,389	1,915	20,977
Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2024 and 2025, respectively)	1		467
Total non-current liabilities	15,857	2,268	26,542
TOTAL LIABILITIES	74,197	10,609	173,943
Commitments and contingencies (Note 23)
MEZZANINE EQUITY
Redeemable Convertible Series A Preferred Shares (nil and 20,000 authorized, nil and 2,750 issued and outstanding as of December 31, 2024 and 2025, with par value of nil and US$0.024, respectively; Redemption value of nil and RMB32,242 as of December 31, 2024 and 2025, respectively; Liquidation preference of nil and RMB24,193 as of December 31, 2024 and 2025, respectively)	1,262	180
SHAREHOLDERS’ EQUITY
Additional paid-in capital	4,744,210	678,413	4,676,706
Statutory reserves	418	60	3,860
Accumulated deficit	(4,639,300)	(663,417)	(4,601,502)
Accumulated other comprehensive income	22,200	3,175	30,187
Total Ucommune International Ltd. shareholders’ equity	128,250	18,341	109,606
Noncontrolling interests	(1,188)	(170)	42,229
TOTAL EQUITY	127,062	18,171	151,835
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	202,521	28,960	325,778
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	746	107	335
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	¥ 20	$ 3	¥ 20